Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Current assets:
Cash and cash equivalents	¥ 1,907,113	¥ 1,480,900	¥ 2,049,636
Investments and advances in the Financial Services segment	398,153	328,358	360,681
Trade and other receivables, and contract assets	2,158,196	1,770,948	1,621,629
Inventories	1,518,644	1,468,042	874,007
Other financial assets	125,365	110,950	149,301
Other current assets	669,335	563,334	428,522
Total current assets	6,776,806	5,722,532	5,483,776
Non-current assets:
Investments accounted for using the equity method	423,744	325,220	268,513
Investments and advances in the Financial Services segment	18,939,794	18,237,761	18,251,612
Property, plant and equipment	1,522,640	1,344,864	1,113,213
Right-of-use assets	503,395	478,063	413,430
Goodwill	1,487,100	1,275,112	952,895
Content assets	1,928,113	1,561,882	1,342,046
Other intangible assets	615,602	563,842	450,103
Deferred tax assets	499,550	393,107	300,924
Other financial assets	897,341	832,344	696,306
Other non-current assets	513,405	419,368	379,137
Total non-current assets	27,330,684	25,431,563	24,168,179
Total assets	34,107,490	31,154,095	29,651,955
Current liabilities:
Short-term borrowings	1,812,605	1,914,934	1,976,553
Current portion of long-term debt	217,711	187,942	171,409
Trade and other payables	2,064,905	1,866,101	1,843,338
Deposits from customers in the banking business	3,670,567	3,163,237	2,886,361
Income taxes payables	152,074	154,543	105,437
Participation and residual liabilities in the Pictures segment	251,743	230,223	190,162
Other financial liabilities	116,044	108,049	127,079
Other current liabilities	1,906,396	1,693,380	1,465,326
Total current liabilities	10,192,045	9,318,409	8,765,665
Non-current liabilities:
Long-term debt	2,058,117	1,767,696	1,203,646
Defined benefit liabilities	247,583	236,121	254,548
Deferred tax liabilities	166,424	117,621	120,582
Insurance Contract Liabilities Non Current	12,931,995	12,364,973	13,042,875
Participation and residual liabilities in the Pictures segment	206,081	192,952	220,113
Other financial liabilities	386,761	371,580	231,463
Other non-current liabilities	162,379	127,593	106,481
Total non-current liabilities	16,159,340	15,178,536	15,179,708
Total liabilities	26,351,385	24,496,945	23,945,373
Sony Group Corporation's stockholders' equity:
Common stock	881,357	880,365	880,365
Additional paid-in capital	1,483,410	1,463,807	1,461,053
Retained earnings	6,002,407	5,092,442	4,170,417
Accumulated other comprehensive income	(376,063)	(614,570)	(677,989)
Treasury stock, at cost	(403,934)	(223,507)	(180,042)
Equity attributable to Sony Group Corporation's stockholders	7,587,177	6,598,537	5,653,804
Noncontrolling interests	168,928	58,613	52,778
Total equity	7,756,105	6,657,150	5,706,582
Total liabilities and equity	¥ 34,107,490	¥ 31,154,095	¥ 29,651,955